Note 44 (Tables)	6 Months Ended
Jun. 30, 2026
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

GAINS (LOSSES) FROM NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE NOT QUALIFYING AS DISCONTINUED OPERATIONS (MILLIONS OF EUROS)

	June 2026	June 2025
Gains on sale of real estate	18	37
Impairment of non-current assets held for sale	(9)	—
Total	9	37